Stockholders' Equity (Share Repurchase Authorizations And Cumulative Share Repurchases) (Details) In Millions, unless otherwise specified	May 26, 2013
Stockholders' Equity Note [Abstract]
Share repurchase authorizations (shares)	187.4
Cumulative shares repurchased (shares)	171.9